CHAPMAN AND CUTLER LLP                                   111 WEST MONROE STREET
                                                        CHICAGO, ILLINOIS 60603


                                 April 20, 2012


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


         Re:        First Trust Exchange-Traded AlphaDEX(R) Fund II
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Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded AlphaDEX(R) Fund II (the "Registrant"), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the "1933 Act"), Post-Effective Amendment No. 9 and under the Investment Company Act of 1940, as amended, Amendment No. 10 to the Registrant's registration statement on Form N-1A (the "Amendment"). The Amendment relates to First Trust Global Agriculture AlphaDEX(R) Fund.

      If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

                                           Very truly yours,

                                           CHAPMAN AND CUTLER LLP


                                           By:  /s/ Morrison C. Warren
                                                -------------------------------
                                                    Morrison C. Warren


Enclosures